Columbia Emerging Markets Bond Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Emerging Markets Bond Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 7.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angola 0.2%
Angolan Government International Bond(a)
10/15/2035	9.875%	855,000	835,689
Brazil 0.5%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	3,719,000	1,329,033
Raizen Fuels Finance SA(a)
07/08/2032	6.250%	486,000	424,126
Total			1,753,159
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	3,600,000	342,883
Nigeria 0.1%
Nigeria Government International Bond(a)
01/13/2036	8.631%	265,000	279,595
Russian Federation 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	1,532,000	1,051,139
Saudi Arabia 2.2%
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	2,261,937	2,088,028
Greensaif Pipelines Bidco Sarl(a)
02/23/2036	5.853%	2,900,000	3,030,294
02/23/2038	6.129%	1,100,000	1,171,923
08/23/2042	6.103%	1,162,000	1,212,109
Total			7,502,354
South Africa 0.7%
Sasol Financing USA LLC
03/18/2031	5.500%	2,788,000	2,362,980
South Korea 0.8%
LG Chem Ltd.(a)
07/07/2026	1.375%	1,286,000	1,263,650
SK Hynix Inc(a)
01/17/2026	6.250%	1,500,000	1,503,375
Total			2,767,025
Tanzania 0.6%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	541,291
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HTA Group Ltd.(a)
06/04/2029	7.500%		1,468,000	1,519,940
Total				2,061,231
Turkey 0.6%
Sisecam UK PLC(a)
05/02/2032	8.625%		2,050,000	2,125,474
United Arab Emirates 1.2%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		1,780,000	1,568,421
09/30/2040	2.940%		3,244,593	2,760,044
Total				4,328,465
Total Corporate Bonds & Notes (Cost $28,853,032)				25,409,994

Foreign Government Obligations(c),(d) 86.8%

Angola 0.7%
Angolan Government International Bond(a)
04/14/2032	8.750%		843,000	804,182
05/08/2048	9.375%		2,056,000	1,788,762
Total				2,592,944
Argentina 2.5%
Argentine Republic Government International Bond(e)
07/09/2035	2.750%		11,729,527	8,330,311
07/09/2046	3.750%		582,272	400,658
Total				8,730,969
Azerbaijan 0.3%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%		960,000	895,625
Bahrain 1.4%
Bahrain Government International Bond(a)
05/18/2034	5.625%		2,443,000	2,339,150
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%		2,707,000	2,578,516
Total				4,917,666
Brazil 1.6%
Brazil Notas do Tesouro Nacional
01/01/2031	10.000%	BRL	4,355,000	761,645

Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, November 30, 2025 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazilian Government International Bond
01/22/2032	6.125%		1,436,000	1,486,906
01/27/2045	5.000%		501,000	405,826
05/13/2054	7.125%		1,152,000	1,153,818
01/12/2056	7.250%		1,829,000	1,827,563
Total				5,635,758
Chile 4.3%
Chile Government International Bond
01/05/2036	4.950%		7,354,034	7,448,288
Corp Nacional del Cobre de Chile(a)
08/01/2047	4.500%		5,512,000	4,522,440
02/05/2049	4.375%		834,000	660,292
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		1,500,000	1,623,864
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%		613,000	645,955
Total				14,900,839
Colombia 3.2%
Colombia Government International Bond
01/30/2030	3.000%		352,000	317,149
04/15/2031	3.125%		579,000	502,885
04/22/2032	3.250%		1,652,000	1,400,919
04/25/2035	8.500%		720,000	808,692
11/14/2035	8.000%		418,000	450,521
11/07/2036	7.750%		1,351,000	1,416,942
09/18/2037	7.375%		2,100,000	2,155,823
02/26/2044	5.625%		912,000	741,534
Colombian TES
07/09/2036	6.250%	COP	20,273,500,000	3,463,240
Total				11,257,705
Costa Rica 0.2%
Costa Rica Government International Bond(a)
11/13/2054	7.300%		515,000	570,534
Dominican Republic 1.9%
Dominican Republic International Bond(a)
01/30/2030	4.500%		3,880,000	3,763,848
09/23/2032	4.875%		1,288,000	1,228,835
04/30/2044	7.450%		700,000	768,724
06/05/2049	6.400%		800,000	788,283
Total				6,549,690
Ecuador 1.2%
Ecuador Government International Bond(a),(e)
07/31/2030	6.900%		2,754,702	2,676,449
07/31/2040	5.000%		1,861,021	1,390,813
Total				4,067,262
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 1.6%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	1,700,000	1,965,697
02/21/2048	7.903%		2,316,000	2,033,775
02/16/2061	7.500%		1,792,000	1,485,096
Total				5,484,568
Ethiopia 0.5%
Ethiopia International Bond(a),(b)
12/11/2024	0.000%		1,168,000	1,254,019
12/11/2024	0.000%		462,000	496,025
Total				1,750,044
Ghana 1.0%
Ghana Government International Bond(a),(e)
07/03/2035	5.000%		3,915,276	3,450,002
Guatemala 0.6%
Guatemala Government Bond(a)
08/06/2031	6.050%		886,000	922,456
10/07/2033	3.700%		792,000	704,642
06/01/2050	6.125%		357,000	346,061
Total				1,973,159
Hungary 3.7%
Hungary Government International Bond(a)
09/22/2031	2.125%		5,967,000	5,121,494
09/22/2032	6.250%		6,424,000	6,857,695
09/21/2051	3.125%		1,700,000	1,058,201
Total				13,037,390
India 1.1%
Export-Import Bank of India(a)
02/01/2028	3.875%		2,000,000	1,983,756
01/15/2030	3.250%		2,000,000	1,917,347
Total				3,901,103
Indonesia 4.8%
Indonesia Government International Bond
09/18/2029	3.400%		5,000,000	4,865,989
10/30/2049	3.700%		1,899,000	1,458,239
Pertamina Persero(a)
02/09/2026	1.400%		1,447,000	1,437,002
Pertamina Persero PT(a)
11/07/2048	6.500%		1,000,000	1,076,525
Perusahaan Penerbit SBSN Indonesia III(a)
06/06/2032	4.700%		5,904,000	5,967,503
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		2,300,000	1,993,396
Total				16,798,654
Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, November 30, 2025 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 2.1%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		1,900,000	1,919,245
06/15/2033	6.125%		2,100,000	2,023,822
04/01/2036	8.075%		830,000	859,423
01/30/2037	8.250%		2,409,000	2,517,888
Total				7,320,378
Jordan 0.3%
Jordan Government International Bond(a)
10/10/2047	7.375%		1,197,000	1,194,004
Kazakhstan 2.6%
Development Bank of Kazakhstan(a)
04/15/2027	5.500%		1,401,000	1,416,699
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		3,287,000	3,358,446
04/19/2047	5.750%		4,572,000	4,351,475
Total				9,126,620
Lebanon 0.4%
Lebanon Government International Bond(a),(b)
04/12/2021	0.000%		1,768,000	388,366
11/04/2024	0.000%		1,510,000	331,191
03/20/2028	0.000%		1,769,000	387,477
Lebanon Government International Bond(b)
05/17/2034	0.000%		1,768,000	388,920
Total				1,495,954
Malaysia 1.0%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		3,348,000	3,559,185
Mexico 8.2%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		3,200,000	2,821,928
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,408,404
Mexico Government International Bond
02/12/2034	3.500%		9,645,000	8,364,746
05/07/2054	6.400%		4,387,000	4,278,860
Petroleos Mexicanos
11/12/2026	7.470%	MXN	42,200,000	2,284,539
01/28/2031	5.950%		2,834,000	2,738,284
01/23/2045	6.375%		1,809,000	1,440,318
02/12/2048	6.350%		1,400,000	1,091,482
01/23/2050	7.690%		2,264,000	2,022,325
Total				28,450,886
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%	340,000	360,840
Morocco 0.9%
OCP SA(a)
03/01/2036	6.700%	839,000	897,198
06/23/2051	5.125%	2,636,000	2,179,895
Total			3,077,093
Nigeria 1.6%
Nigeria Government International Bond(a)
09/28/2028	6.125%	1,100,000	1,089,273
09/28/2033	7.375%	1,657,000	1,634,977
12/09/2034	10.375%	776,000	896,070
11/28/2047	7.625%	2,122,000	1,963,216
Total			5,583,536
Oman 1.5%
Oman Government International Bond(a)
01/17/2048	6.750%	3,518,000	3,903,308
OQ SAOC(a)
05/06/2028	5.125%	1,327,000	1,337,704
Total			5,241,012
Pakistan 0.6%
Pakistan Government International Bond(a)
12/05/2027	6.875%	1,000,000	1,001,198
04/08/2031	7.375%	1,078,000	1,055,229
Total			2,056,427
Panama 1.4%
Panama Government International Bond
03/01/2031	7.500%	1,026,000	1,128,563
09/29/2032	2.252%	2,200,000	1,796,052
01/19/2033	3.298%	2,186,000	1,903,346
Total			4,827,961
Paraguay 2.0%
Paraguay Government International Bond(a)
06/28/2033	3.849%	1,391,000	1,299,917
08/11/2044	6.100%	3,700,000	3,801,962
03/30/2050	5.400%	2,128,000	1,962,153
Total			7,064,032
Peru 2.1%
Peruvian Government International Bond
01/15/2034	3.000%	2,835,000	2,477,472
11/18/2050	5.625%	5,041,000	4,996,780
Total			7,474,252

Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, November 30, 2025 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 1.1%
Philippine Government International Bond
07/06/2046	3.200%	5,410,000	3,925,459
Poland 1.7%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,350,000	1,373,987
09/18/2034	5.125%	2,551,000	2,621,179
03/18/2054	5.500%	2,013,000	1,959,158
Total			5,954,324
Romania 3.8%
Romanian Government International Bond(a)
02/27/2027	3.000%	5,782,000	5,675,273
03/27/2032	3.625%	3,512,000	3,183,469
02/10/2037	7.500%	1,788,000	1,963,421
06/15/2048	5.125%	2,778,000	2,297,643
Total			13,119,806
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%	1,383,000	939,511
Saudi Arabia 6.7%
Avilease Capital Ltd.(a)
11/12/2030	4.750%	2,123,000	2,107,177
KSA Ijarah Sukuk Ltd.(a)
09/09/2030	4.250%	2,564,000	2,560,946
09/09/2035	4.875%	3,318,000	3,355,657
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,400,000	1,336,379
Saudi Government International Bond(a)
10/22/2030	3.250%	1,550,000	1,481,307
01/13/2035	5.625%	7,789,000	8,302,645
02/02/2061	3.450%	3,262,000	2,162,985
SRC Sukuk Ltd.(a)
02/27/2028	5.000%	2,000,000	2,024,151
Total			23,331,247
South Africa 1.3%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,434,000	1,211,350
04/20/2052	7.300%	2,248,000	2,272,309
Republic of South Africa Government International Bond(a)
11/19/2054	7.950%	925,000	991,736
Total			4,475,395
Sri Lanka 0.7%
Sri Lanka Government International Bond(a)
04/15/2028	4.000%	283,003	270,475
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sri Lanka Government International Bond(a),(e)
01/15/2030	3.100%		290,052	272,997
03/15/2033	3.350%		568,932	493,085
06/15/2035	3.600%		384,160	290,486
05/15/2036	3.600%		266,616	242,072
02/15/2038	3.600%		1,042,797	953,884
Total				2,522,999
Turkey 6.3%
Turkey Government International Bond
04/14/2026	4.250%		1,350,000	1,350,492
02/17/2028	5.125%		4,900,000	4,930,941
03/14/2029	9.375%		800,000	897,985
04/26/2029	7.625%		2,400,000	2,576,899
05/30/2040	6.750%		760,000	749,331
Turkiye Government Bond
09/27/2034	27.700%	TRY	128,155,119	2,827,605
Turkiye Government International Bond
03/13/2030	5.250%		2,526,000	2,501,932
05/15/2034	7.625%		4,638,000	4,991,633
01/03/2035	6.500%		1,000,000	999,387
Total				21,826,205
Ukraine 1.3%
Ukraine Government International Bond(a),(e)
02/01/2034	4.500%		1,207,380	706,967
02/01/2035	4.500%		2,916,237	1,680,908
02/01/2036	4.500%		918,266	522,043
Ukraine Government International Bond(a)
08/01/2041	7.750%		1,860,000	1,732,200
Total				4,642,118
United Arab Emirates 5.6%
Abu Dhabi Developmental Holding Co. PJSC(a)
05/06/2035	5.000%		1,585,000	1,617,079
Abu Dhabi Future Energy Co Pjsc Masdar(a)
07/25/2034	5.250%		2,100,000	2,174,247
Adnoc Murban Rsc Ltd.(a)
09/11/2034	4.500%		1,700,000	1,685,781
DAE Sukuk Difc Ltd.(a)
10/16/2030	4.500%		2,084,000	2,066,184
DP World Crescent Ltd.(a)
09/26/2028	4.848%		1,500,000	1,514,404
05/08/2035	5.500%		1,390,000	1,439,832
DP World Ltd.(a)
09/25/2048	5.625%		1,000,000	995,015
DP World PLC(a)
07/02/2037	6.850%		4,490,000	5,133,121
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%		1,292,000	1,373,136
Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, November 30, 2025 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	1,534,000	1,479,046
Total			19,477,845
Uruguay 1.0%
Oriental Republic of Uruguay
09/10/2060	5.250%	2,800,000	2,662,727
Uruguay Government International Bond
11/20/2045	4.125%	776,054	687,002
Total			3,349,729
Venezuela 1.3%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	16,531,520	4,054,158
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	1,613,800	439,734
Total			4,493,892
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zambia 0.3%
Zambia Government International Bond(a),(e)
06/30/2033	5.750%	1,286,623	1,238,659
Total Foreign Government Obligations (Cost $297,843,879)			302,643,281

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(f),(g)	15,577,554	15,572,881
Total Money Market Funds (Cost $15,572,873)		15,572,881
Total Investments in Securities (Cost $342,269,784)		343,626,156
Other Assets & Liabilities, Net		5,134,108
Net Assets		$348,760,264
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,055,556 EUR	2,381,135 USD	Citi	12/19/2025	—	(6,359)
97,979,057 MXN	5,312,149 USD	Morgan Stanley	12/19/2025	—	(31,955)
Total				—	(38,314)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $208,892,589, which represents 59.90% of total net assets.

(b)	Represents a security in default.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

(f)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	24,598,942	40,350,762	(49,376,831)	8	15,572,881	(759)	268,428	15,577,554

Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, November 30, 2025 (Unaudited)
Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Emerging Markets Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT141_08_T01_(01/26)